CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Contingent Liabilities - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Contingent liabilities
Contingent liabilities	£ 3,251	£ 3,111
Acceptances and endorsements [Member]
Contingent liabilities
Contingent liabilities	194	71
Other items serving as direct credit subsitutes [Member]
Contingent liabilities
Contingent liabilities	632	740
Performance bonds and other transaction-related contingencies [Member]
Contingent liabilities
Contingent liabilities	2,425	2,300
Other contingent liabilities [member]
Contingent liabilities
Contingent liabilities	£ 3,057	£ 3,040